DIVIDENDS (Details) $ / shares in Units, $ in Millions																	12 Months Ended
	Sep. 13, 2024 USD ($)	Aug. 06, 2024 $ / shares	Mar. 28, 2024 USD ($)	Feb. 23, 2024 $ / shares	Sep. 08, 2023 USD ($)	Aug. 04, 2023 R / shares	Aug. 04, 2023 $ / shares	Mar. 31, 2023 USD ($)	Feb. 22, 2023 R / shares	Feb. 22, 2023 $ / shares	Sep. 09, 2022 USD ($)	Aug. 05, 2022 R / shares	Aug. 05, 2022 $ / shares	Mar. 25, 2022 USD ($)	Feb. 22, 2022 R / shares	Feb. 22, 2022 $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (USD per share) | (per share)		$ 0.22		$ 0.19		R 0.70	$ 0.04		R 3.22	$ 0.18		R 4.93	$ 0.28		R 2.17	$ 0.15
Dividends paid, ordinary shares	$ 92		$ 80		$ 15			$ 76			$ 119			$ 62			$ 172	$ 91	$ 181